Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended		15 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Cash flows from operating activities:
Net loss	$ (4,020,831)	$ (308,081)	$ (8,021,235)	$ 4,103,067
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	450,366	124,058	2,199,320	94,168
Shares issued for services	2,190,730	58,125	772,067	6,125
Shares issued for forbearance fee				13,226,926
Default penalties and interest on notes payable			1,276,447
Change in fair value of warrant liability	(208,929)	(234,195)	(803,680)	397,553
Change in fair value of earnout shares liability		(1,039,282)	(1,053,084)	(18,731,514)
Loss on extinguishment of debt	6,929		760,302
Change in assets and liabilities:
Royalty receivable			(7,138)
Other receivable			3,196	17,224
Prepaid expenses and other current assets	(107,579)	211,563	238,369	(801,386)
Employee advance	7,500		(7,500)
Accounts payable and accrued expenses	307,306	580,053	960,698	41,893
Accrued expenses - related party	(226,172)		252,830	(88,350)
Accrued interest payable - related party	112,084	13,612	219,226	57,795
Net cash used in operating activities	(1,488,596)	(594,147)	(3,210,182)	(1,676,499)
Cash flows from investing activities:
Purchase of property, plant and equipment	(119,797)		(8,050)
Cash acquired with merger				2,537
Acquisition costs				(361,643)
Net cash used in investing activities	(119,797)		(8,050)	(359,106)
Cash flows from financing activities:
Proceeds from notes payable to related party		200,000	2,800,000	500,000
Repayment of notes payable to related party	(30,000)		(800,000)	(123,972)
Repayment of due to investor				(1,000,000)
Proceeds from convertible notes payable			1,250,000	2,600,000
Repayment of convertible notes payable	(110,000)		(500,000)
Proceeds from financing payable			464,000	663,582
Repayment of financing payable	(139,200)	(193,390)	(663,582)
Proceeds from the at-the-market offering	1,855,101			25,000
Net cash provided by financing activities	1,575,901	6,610	2,550,418	2,664,610
Net change in cash	(32,492)	(587,537)	(667,814)	629,005
Cash at beginning of period	68,000	735,814	735,814	106,809	$ 735,814
Cash at end of period	35,508	148,277	68,000	735,814	$ 35,508
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes				200
Supplemental non-cash information
Common shares issued as financing incentive			1,437,375
Common shares issued from conversion of preferred series C shares			30,638,517
Common shares issued from settlement of accounts payable	321,960
Common shares issued for services but not yet vested	1,635,230
Common shares issued from conversion of convertible notes payable	$ 383,719		3,750,000
Warrants issued with convertible notes payable			547,151
Reversal of excise tax liability			2,348,302
Net assets and liabilities assumed in the merger				(25,236,215)
Common shares cancelled per forfeiture agreement				85
Shares issued to related party applied directly against accumulated deficit				35,000
Discounts on notes payable applied directly against accumulated deficit				$ 14,087